AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A


SUPPLEMENT DATED JULY 21, 1998, TO THE INDIVIDUAL AND GROUP SINGLE PREMIUM AND FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS PROSPECTUS DATED JULY 4, 1998.

     This Supplement provides information regarding a change in the investment options available under the Contract. The International Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance") is available to Contract Owners in addition to the Alliance Portfolios offered in the Prospectus.

         This Supplement amends the contents of the Prospectus, under the headings indicated, as follows:


                              SUMMARY OF EXPENSES

Annual Fund Expenses After Expense Reimbursements

                                                         Total
                           Management       Other        Portfolio
Portfolio                  Fee              Expenses*    Expenses**


International Portfolio    0.53             0.42         0.95



* "Other Expenses" are based upon the expenses outlined under the section entitled "Management of the Fund" in the Fund's Prospectus.

**   "Total  Portfolio   Expenses"  for  the   International   Portfolio  before
     reimbursement was 1.42%.



Expenses on a hypothetical $1,000 policy, assuming 5% growth:

                                        If you surrender

Portfolio                     1 Year    3 Years   5 Years   10 Years
International Portfolio         78        120       165       275



                              If you annuitize or if you do not surrender

Portfolio                     1 Year    3 Years   5 Years   10 Years
International Portfolio         24        75        129       275



                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*


                              1997           1996           1995           1994       1993      1992

INTERNATIONAL PORTFOLIO       12.92          12.22          11.27          10.69      10.00     N/A
                              13.17          12.92          12.22          11.27      10.69     N/A
                         612,030.95     525,023.12     228,254.81     122,616.95  22,441.08     N/A


*Funds were first invested in the International Portfolio on June 1, 1993.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

  International Portfolio

     This Portfolio seeks to obtain a total return on its assets from long-term growth of capital. It invests principally in marketable securities of established companies incorporated outside the United States, in companies participating in foreign economies with prospects for growth, and in foreign government securities. As a secondary objective, the Portfolio will attempt to increase its current income without assuming undue risk.


THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVE WILL BE ACHIEVED.

     THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR VARIABLE ACCOUNT I DATED JULY 4, 1998, AND THE ALLIANCE FUND PROSPECTUS DATED MAY 1, 1998.